Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents		$ 3,114,395	$ 263,984
Short-term investment			1,395,946
Accounts receivable, net			175,058
Prepaid expenses and other current assets		530,443	581,169
Inventories, net			13,415
Current assets held-for-sale			1,409,985
Total current assets		3,644,838	3,839,557
Non-current assets:
Property and equipment, net		2,365,900	2,569,561
Intangible assets, net		1,771,082	2,037,043
Right-of-use assets		851,652	1,120,202
Deferred tax assets, net		1,078,414	483,870
Other receivables, non-current		450,000
Non-current assets held-for-sale			932,646
Total non-current assets		6,517,048	7,143,322
TOTAL ASSETS		10,161,886	10,982,879
Current liabilities:
Short-term loans		1,473,818
Accounts payable		5,101	185,997
Contract liabilities			51,253
Accrued expenses and other current liabilities		585,710	952,203
Operating lease liabilities - current		425,663	354,123
Current liabilities held-for-sale			1,181,257
Total current liabilities		3,811,808	3,382,259
Non-current liabilities:
Long-term loans			1,395,946
Operating lease liabilities - non-current		478,818	838,982
Other non-current liabilities		1,066,282	1,066,282
Non-current liabilities held-for-sale			135,209
Total non-current liabilities		3,316,997	6,479,184
TOTAL LIABILITIES		7,128,805	9,861,443
Shareholders’ equity:
Ordinary shares, value	[1]		8,697
Additional paid-in capital		43,107,067	37,343,147
Accumulated deficit		(40,982,703)	(37,428,238)
Accumulated other comprehensive income		638,378	357,230
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity		2,772,245	280,836
Non-controlling interests		260,836	840,600
TOTAL SHAREHOLDERS’ EQUITY		3,033,081	1,121,436
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		10,161,886	10,982,879
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	2,503
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	7,000
Related Party
Current liabilities:
Amounts due to related parties		1,321,516	657,426
Non-current liabilities:
Amounts due to a related party, non-current		$ 1,771,897	$ 3,042,765

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).